Expense Example {- Templeton Global Bond VIP Fund} - FTVIP Class 4-57 - Templeton Global Bond VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 88
3 years	298
5 years	526
10 years	$ 1,184